Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Expected Economic Useful Lives	The expected economic useful lives of the Company’s assets are as follows:

Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Schedule of Total Revenue by Geographic Areas

The summary of the Company’s total revenue by geographic areas for the fiscal years ended March 31, 2026, 2025, and 2024 was as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Hong Kong market	$235,960,125	$104,685,311	$100,982,052
Japan domestic market	93,334,102	62,190,446	57,381,922
The United States market	32,126,830	19,515,109	17,193,899
Other overseas markets	11,802,762	23,728,372	20,123,442
Total revenue	$373,223,819	$210,119,238	$195,681,315

Schedule of Total Revenue by Product Categories

The summary of the Company’s total revenue by product categories for the fiscal years ended March 31, 2026, 2025, and 2024 was as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Luxury products	$149,416,839	$35,357,960	$90,189,723
Beauty products	128,797,535	81,374,101	50,114,893
Electronic products	42,887,751	47,969,875	34,901,681
Other products and services (1)	24,114,318	6,863,823	9,459,577
Collectible cards and trendy toys	19,003,183	11,408,517	-
Sundry products	7,675,788	20,275,598	6,083,770
Health products	1,328,405	6,869,364	4,931,671
Total revenue	$373,223,819	$210,119,238	$195,681,315

(1)	Other products and services include primarily food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs as well as supporting services to the online celebrities.

Schedule of Total Revenue by Distribution Channels

The summary of the Company’s total revenue by distribution channels for the fiscal years ended March 31, 2026, 2025, and 2024 was as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Franchise stores and wholesale customers	$346,748,488	$185,520,491	$170,023,914
Directly-operated physical stores	19,787,252	17,105,488	14,951,952
Online stores and services	6,688,079	7,493,259	10,705,449
Total revenue	$373,223,819	$210,119,238	$195,681,315

Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2026		March 31, 2025		March 31, 2024
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against YEN	¥1=US$0.00629	¥1=US$0.00664	¥1=US$0.00666	¥1=US$0.00657	¥1=US$0.00661	¥1=US$0.00692
US$ against HK	$HK$1=US$0.12755	HK$1=US$0.12814	HK$1=US$0.12856	HK$1=US$0.12833	HK$1=US$0.12778	HK$1=US$0.12780
US$ against RMB	RMB1=US$0.14497	RMB1=US$0.14081	RMB1=US$0.13769	RMB1=US$0.13858	RMB1=US$0.13850	RMB1=US$0.13953
US$ against MYR	MYR1=US$0.24708	MYR1=US$0.24022	MYR1=US$0.22540	MYR1=US$0.22226	MYR1=US$0.21175	MYR1=US$0.21548
US$ against CAD	CAD1=US$0.71669	CAD1=US$0.72371	CAD1=US$0.70018	CAD1=US$0.71899	CAD1=US$0.73855	CAD1=US$0.74162
US$ against AUD	AUD1=US$0.68550	AUD1=US$0.66859	-	-	-	-